Borrowings - Schedule of Borrowings (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current [Member]
Schedule of Borrowings [Line Items]
Equipment Finance secured bank loan		$ 3,163,362	$ 978,574
Interest only secured bank loan		2,000,000
Other loans		89,344
Trade finance facility		1,219,431
Total secured bank loan		6,472,137	978,574
Unused Trade Finance Facility
Noncurrent [Member]
Schedule of Borrowings [Line Items]
Equipment Finance secured bank loan			2,900,259
Interest only secured bank loan			2,000,000
Other loans			151,651
Trade finance facility
Total secured bank loan			5,051,910
Unused Trade Finance Facility
Total [Member]
Schedule of Borrowings [Line Items]
Equipment Finance secured bank loan		3,163,362	3,878,833
Interest only secured bank loan		2,000,000	2,000,000
Other loans		89,344	151,651
Trade finance facility		1,219,431
Total secured bank loan		6,472,137	6,030,484
Unused Trade Finance Facility		$ 6,780,934	$ 8,000,000